Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 44,559	$ 26,869	$ 68,371	$ 108,422	$ 47,363
Adjustments to reconcile net income to net cash provided by operating activities:
Accretion of discount-Asset Retirement Obligation	175	176	698	666	617
Depletion, depreciation and amortization	22,583	21,395	90,749	62,320	38,907
Stock-based compensation expense	901	681	2,813	772	295
(Gain) loss from equity investments	(61,210)	268	(8,322)	1,418	977
Interest income-note receivable			(2)	(147)	(267)
Unrealized loss (gain) on derivative instruments	171	266	144	(25)	0
Deferred income tax expense (benefit)	28,195	0	24,120	(372)	(95)
Amortization of loan commitment fees	254	112	640	540	0
Amortization of note discount and premium	72	0	59	0	0
Write off of loan commitment fees			1,143	0	0
Loss on disposal of assets			5,702	0	0
Gain on sale of asset	427	0	(7,300)	0	0
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	3,592	(1,718)	2,404	(13,067)	(5,460)
Increase in accounts receivable—related party	(2,214)	(463)	(30,117)	(4,158)	(437)
(Increase) decrease in prepaid expenses	71	(57)	(179)	405	315
Increase in other assets			0	0	(75)
Increase in accounts payable and accrued liabilities	(1,362)	22,431	50,506	1,612	4,948
Settlement of asset retirement obligation	(780)	(531)	(2,271)	(248)	(1,253)
Net cash provided by operating activities	35,007	69,429	199,158	158,138	85,835
Cash flows from investing activities:
Deductions to cash held in escrow			8	8	8
Additions to other property, plant and equipment	(262)	(82)	(638)	(415)	(427)
Additions to oil and gas properties	(320,489)	(84,778)	(757,192)	(287,292)	(101,644)
Proceeds from sale of other property, plant and equipment	0	140	140	0	0
Proceeds from sale of oil and gas properties			63,590	1,384	304
Advances on note receivable to related party			0	(3,182)	(2,877)
Contributions to equity method investments	(12,653)	(75,879)	(147,307)	(34,621)	(1,244)
Distributions from equity method investments	188	200	820	870	565
Net cash used in investing activities	(333,216)	(160,399)	(840,579)	(323,248)	(105,315)
Cash flows from financing activities:
Principal payments on borrowings	(37)	(33)	(158,639)	(97,634)	(52,711)
Borrowings on line of credit		10,000	158,500	48,000	52,200
Proceeds from bond issuance			296,835	0	0
Debt issuance costs and loan commitment fees	(502)	(1)	(9,175)	(981)	(1,144)
Proceeds from issuance of common stock, net of offering costs, and exercise of stock options	357,640		427,091	307,154	21,879
Net cash provided by financing activities	357,101	9,966	714,612	256,539	20,224
Net increase in cash and cash equivalents	58,892	(81,004)	73,191	91,429	744
Cash and cash equivalents at beginning of period	167,088	93,897	93,897	2,468	1,724
Cash and cash equivalents at end of period	225,980	12,893	167,088	93,897	2,468
Supplemental disclosure of cash flow information:
Interest payments	35	5	1,461	991	1,949
Income tax payments	750	180	261	1	40
Supplemental disclosure of non-cash transactions:
Capitalized stock based compensation	601	454	1,875	515	197
Asset retirement obligations	670	598	2,195	1,390	1,328
Interest Costs Capitalized	2,629	0
Foreign currency translation gain (loss) on investment in Grizzly Oil Sands ULC	(3,567)	939	1,355	(855)	1,313
Foreign currency translation gain (loss) on note receivable-related party				$ (1,085)	$ 942